Loans and Allowance for Credit Losses - Schedule of Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	$ 3,608,601	$ 3,167,762	$ 2,495,938
Recorded Investment Greater Than 89 Days Past Due and Accruing	1,409	869
30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	11,322	3,560
60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	840	3,029
Non Accrual and Greater Than 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	1,409	869
Total Nonaccrual and Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	13,571	7,458
Current
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	3,595,030	3,160,304
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	959,218	854,970	689,579
Recorded Investment Greater Than 89 Days Past Due and Accruing	1,178	426
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	1,544	2,046
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	552	1,080
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate | Non Accrual and Greater Than 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	1,178	426
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate | Total Nonaccrual and Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	3,274	3,552
Real Estate Portfolio Segment | Residential 1-4 Family Real Estate | Current
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	955,944	851,418
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	1,313,284	1,064,297	908,673
Recorded Investment Greater Than 89 Days Past Due and Accruing	0	400
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	5,846	397
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	0	1,626
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate | Non Accrual and Greater Than 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	0	400
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate | Total Nonaccrual and Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	5,846	2,423
Real Estate Portfolio Segment | Commercial and Multi-Family Real Estate | Current
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	1,307,438	1,061,874
Real Estate Portfolio Segment | Construction, Land Development and Farmland
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	901,336	879,528	612,659
Recorded Investment Greater Than 89 Days Past Due and Accruing	0	0
Real Estate Portfolio Segment | Construction, Land Development and Farmland | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	2,959	591
Real Estate Portfolio Segment | Construction, Land Development and Farmland | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	1	0
Real Estate Portfolio Segment | Construction, Land Development and Farmland | Non Accrual and Greater Than 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	0	0
Real Estate Portfolio Segment | Construction, Land Development and Farmland | Total Nonaccrual and Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	2,960	591
Real Estate Portfolio Segment | Construction, Land Development and Farmland | Current
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	898,376	878,937
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	202,731	151,032	92,229
Recorded Investment Greater Than 89 Days Past Due and Accruing	106	0
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	571	74
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	209	77
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit | Non Accrual and Greater Than 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	106	0
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit | Total Nonaccrual and Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	886	151
Real Estate Portfolio Segment | 1-4 family Equity Lines of Credit | Current
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	201,845	150,881
Commercial, Industrial and Agricultural [Member]
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	127,659	124,603	118,155
Recorded Investment Greater Than 89 Days Past Due and Accruing	7	0
Commercial, Industrial and Agricultural [Member] | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	52	49
Commercial, Industrial and Agricultural [Member] | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	0	62
Commercial, Industrial and Agricultural [Member] | Non Accrual and Greater Than 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	7	0
Commercial, Industrial and Agricultural [Member] | Total Nonaccrual and Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	59	111
Commercial, Industrial and Agricultural [Member] | Current
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	127,600	124,492
Consumer Portfolio Segment
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	104,373	93,332	$ 74,643
Recorded Investment Greater Than 89 Days Past Due and Accruing	118	43
Consumer Portfolio Segment | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	350	403
Consumer Portfolio Segment | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	78	184
Consumer Portfolio Segment | Non Accrual and Greater Than 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	118	43
Consumer Portfolio Segment | Total Nonaccrual and Past Due
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	546	630
Consumer Portfolio Segment | Current
Financing Receivable, Past Due [Line Items]
Total loans before net deferred loan fees	$ 103,827	$ 92,702